As filed with the Securities and Exchange Commission on December 19, 2000
                                            Securities Act File No. 333-________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                         Pre-Effective Amendment No.                         [ ]

                        Post-Effective Amendment No.                         [ ]

                      PILGRIM GROWTH AND INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:

       Jeffrey S. Puretz                             Steven R. Howard
            Dechert                     Paul, Weiss, Rifkind, Wharton & Garrison
     1775 Eye Street, N.W.                     1285 Avenue of the Americas
     Washington, DC 20006                           New York, NY 10019

                            ------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

   It is proposed that this filing will become effective on January 18, 2001 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                            ING Growth & Income Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 1-800-992-0180

                               _____________, 2000

Dear Shareholder:

     Your Board of Trustees has called a Special Meeting of Shareholders of the ING Growth & Income Fund scheduled to be held at _______ [a.m./p.m.], local time, on February __, 2001 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Trustees of ING Funds Trust, on behalf of the ING Growth & Income Fund (a series of ING Funds Trust), has approved a reorganization of ING Growth & Income Fund, which is managed by ING Mutual Funds Management Co. LLC, into Pilgrim Growth and Income Fund, which is managed by ING Pilgrim Investments, Inc. and is part of the Pilgrim Funds (the "Reorganization"). If approved by shareholders, you would become a shareholder of Pilgrim Growth and Income Fund on the date that the Reorganization occurs. Pilgrim Growth and Income Fund has investment objectives and policies that are similar in many respects to those of ING Growth & Income Fund.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Trustees of ING Growth & Income Fund (a series of ING Funds Trust) unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN __________, 2001.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                                  Sincerely,


                                                  Robert W. Stallings,
                                                  President

                            ING Growth & Income Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 1-800-992-0180

      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF ING GROWTH & INCOME FUND
                         SCHEDULED FOR ___________, 2001

To the Shareholders:

     A Special Meeting of Shareholders of the ING Growth & Income Fund ("Special Meeting") is scheduled for February __, 2001 at _______ [a.m./p.m.], local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The purposes of the Special Meeting of ING Growth & Income Fund are as follows:

     1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of each class of ING Growth & Income Fund by Pilgrim Growth and Income Fund in exchange for shares of the corresponding Class of Pilgrim Growth and Income Fund and the subsequent liquidation of ING Growth & Income Fund; and

     2. To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.

     Shareholders of record at the close of business on ________ __, 2000 are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.


                                       By Order of the Board of Trustees


                                       James M. Hennessy,
                                       Secretary


December __, 2000

                                TABLE OF CONTENTS



INTRODUCTION..............................................................     1
SUMMARY...................................................................     2
   Comparison of Investment Objectives And Strategies.....................     4
   Comparison of Portfolio Characteristics................................     4
   Relative Performance...................................................     5
   Comparison of Investment Techniques and Risks of the Funds.............     6
COMPARISON OF FEES AND EXPENSES...........................................     7
   Annual Fund Operating Expenses.........................................     8
   General Information....................................................     9
   Special Rules for Class A Shares of ING Growth & Income Fund...........    11
ADDITIONAL INFORMATION ABOUT PILGRIM GROWTH AND INCOMEFUND................    11
   Investment Personnel...................................................    11
   Performance of Pilgrim Growth and Income Fund..........................    11
INFORMATION ABOUT THE REORGANIZATION......................................    13
ADDITIONAL INFORMATION ABOUT THE FUNDS....................................    16
GENERAL INFORMATION ABOUT THE PROXY STATEMENT.............................    17
   Solicitation of Proxies................................................    17
   Voting Rights..........................................................    17
   Other Matters to Come Before the Meeting...............................    18
   Shareholder Proposals..................................................    18
   Reports to Shareholders................................................    18
APPENDIX A................................................................   A-1
APPENDIX B................................................................   B-1
APPENDIX C................................................................   C-1
APPENDIX D................................................................   D-1
APPENDIX E................................................................   E-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

                                FEBRUARY __, 2001

                            ING GROWTH & INCOME FUND
                          (a series of ING Funds Trust)

                       Relating to the Reorganization into

                      PILGRIM GROWTH AND INCOME FUND, INC.

                           (COLLECTIVELY, THE "FUNDS")


                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about a proposed transaction. This transaction involves the transfer of all the assets and liabilities of ING Growth & Income Fund to Pilgrim Growth and Income Fund, Inc. ("Pilgrim Growth and Income Fund") in exchange for shares of Pilgrim Growth and Income Fund (the "Reorganization"). ING Growth & Income Fund would then distribute to its shareholders their portion of the shares of Pilgrim Growth and Income Fund it receives in the Reorganization. The result would be a liquidation of ING Growth & Income Fund. You would receive shares of Pilgrim Growth and Income Fund having an aggregate value equal to the aggregate value of the shares you held of ING Growth & Income Fund, as of the close of business on the business day of the closing of the Reorganization. You are being asked to vote on the Agreement and Plan of Reorganization through which these transactions would be accomplished.

     Because you, as a shareholder of ING Growth & Income Fund, are being asked to approve a transaction that will result in your holding of shares of Pilgrim Growth and Income Fund, this Proxy Statement also serves as a Prospectus for Pilgrim Growth and Income Fund.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about Pilgrim Growth and Income Fund that you should know. For a more detailed discussion of the investment objectives, policies, restrictions and risks of Pilgrim Growth and Income Fund, see the Prospectus (the "Pilgrim Prospectus") dated November 1, 2000 and the Statement of Additional Information ("SAI") for Pilgrim Funds dated August 11, 2000, which are incorporated herein by reference and which may be obtained, without charge, by calling 1-800- 992-0180. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the ING Growth & Income Fund, see the ING Funds' Prospectus (the "ING Prospectus") and SAI, each dated November 6, 2000, which are incorporated herein by reference and which may be obtained without charge by calling 1-800-992-0180. Each of the Funds also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for Pilgrim Growth and Income Fund dated December 31, 1999 and the semi-annual report dated June 30, 2000 are incorporated herein by reference. You may receive a copy of the most recent annual report and semi-annual report for either of the Funds, without charge, by calling 1-800-992-0180.

     You can copy and review information about each Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, the ING Prospectus and the Agreement and Plan of Reorganization, which is attached hereto as Appendix B.

     THE PROPOSED REORGANIZATION. On November 16, 2000, the Board of Trustees of ING Funds Trust, on behalf of ING Growth & Income Fund, approved an Agreement and Plan of Reorganization with respect to ING Growth & Income Fund (the "Reorganization Agreement"). Subject to shareholder approval, the Reorganization Agreement provides for:

     * the transfer of all of the assets of ING Growth & Income Fund to Pilgrim Growth and Income Fund, in exchange for shares of Pilgrim Growth and Income Fund;

     * the assumption by Pilgrim Growth and Income Fund of all of the liabilities of ING Growth & Income Fund;

     * the distribution of Pilgrim Growth and Income Fund shares to the shareholders of ING Growth & Income Fund; and

     *    the complete liquidation of ING Growth & Income Fund.

     The Reorganization is expected to be effective upon the opening of business on February 26, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of the following Class of shares of ING Growth & Income Fund, would become a shareholder of the following Class of shares of Pilgrim Growth and Income Fund.

     ING GROWTH & INCOME FUND            PILGRIM GROWTH AND INCOME FUND
     ------------------------            ------------------------------
            Class A                                 Class A
            Class B                                 Class B
            Class C                                 Class C

Each shareholder would hold, immediately after the Closing, shares of each Class of Pilgrim Growth and Income Fund having an aggregate value equal to the aggregate value of the shares of the corresponding Class of ING Growth & Income Fund held by that shareholder as of the close of business on the business day of the Closing.

     The Reorganization is one of many reorganizations that are proposed among various ING Funds and various Pilgrim Funds. These reorganizations are occurring in connection with the integration of the ING Funds and Pilgrim Funds, as part of which the distributor, administrator, and other service providers of the ING Funds have been changed to those of the Pilgrim Funds. In September, 2000, ING Groep N.V., the indirect parent company of ING Mutual Funds Management Co. LLC ("IMFC"), the investment adviser to the ING Funds, acquired ReliaStar Financial Corp., the indirect parent company of ING Pilgrim Investments, Inc. ("ING Pilgrim Investments"), the investment adviser to the Pilgrim Funds. Management of the ING Funds and the Pilgrim Funds have proposed the consolidation of a number of the ING Funds and Pilgrim Funds that they believe have similar or compatible investment policies. The proposed reorganizations are designed to reduce the substantial overlap in funds offered by both the ING Funds and Pilgrim Funds, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. IMFC and ING Pilgrim Investments also believe that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions. The integration of the ING Funds and the Pilgrim Funds is expected to provide further benefits to shareholders of the ING Funds because shareholders will have the ability to exchange into Pilgrim Funds that offer the same Class of shares. For information about a Pilgrim Fund, call the Pilgrim Funds at 1-800-992-0180 to request a prospectus. You should read a fund's prospectus before investing in the fund.

     In considering whether to approve the Reorganization, you should note that:

     * The Funds have investment objectives and policies that are substantially similar in many respects;

     * The selection criteria for investments for each of the Funds are substantially similar;

     * The proposed Reorganization is expected to result in a reduction in total operating expenses for shareholders of the ING Growth & Income Fund. For example, the operating expenses, expressed as a percentage of net asset value per share of Class A shares, are as follows(1):

          * Expenses of ING Growth & Income Fund - before expense reimbursements by management (based on the year ended
               June 30, 2000)(2):                                          1.77%

          * Expenses of ING Growth & Income Fund - after expense reimbursements by management (based on the year ended
               June 30, 2000)(2):                                          1.32%

          *    Expenses of Pilgrim Growth and Income Fund (based on
               the year ended June 30, 2000)(3):                           1.28%

          *    Estimated expenses of Pilgrim Growth and Income Fund
               after the reorganization (PRO FORMA):                       1.22%

     * The Funds have affiliated management. ING Pilgrim Investments, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the investment manager to Pilgrim Growth and Income Fund. IMFC, also located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the investment manager to ING Growth & Income Fund. Both are affiliated subsidiaries of the same holding company, ING Groep N.V. Different investment personnel, however, manage the Funds. After the Reorganization, ING Pilgrim Investments would continue to manage Pilgrim Growth and Income Fund, which would include the assets from ING Growth & Income Fund.

     Approval of the Reorganization Agreement requires the vote of a majority of the Shares present in person or by proxy of the ING Growth & Income Fund.

----------
(1) Net operating expenses for Class B and Class C shares of ING Growth & Income Fund are higher than those of the Pilgrim Growth and Income Fund. Net operating expenses for Class B and Class C shares of ING Growth & Income Fund are 1.97% and 1.97%, respectively, compared to 2.03% and 2.03%, respectively, for Pilgrim Growth and Income Fund.
(2) Based upon expenses incurred by the ING Growth & Income Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000.
(3) Based upon the expenses incurred by Pilgrim Growth and Income Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF ING FUNDS TRUST, ON BEHALF OF ING GROWTH & INCOME FUND, UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

                                   ING GROWTH & INCOME FUND                        PILGRIM GROWTH AND INCOME FUND
                                   ------------------------                        ------------------------------

INVESTMENT OBJECTIVE   Seeks high total return.                           Seeks long-term capital appreciation.  Income
                                                                          is a secondary objective.

INVESTMENT STRATEGIES  * Normally invests at least 65% of its assets      * Normally invests at least 65% of its assets
                         in equity securities. As a general matter,         in common stocks of U.S. companies, which
                         the Fund expects these investments to be in        may include dividend paying securities and
                         common stocks of large U.S. companies              securities convertible into shares of common
                         with a market capitalization in excess of          stock.
                         $10 billion. The Fund expects these
                         investments to earn income.                      * The Fund seeks to invest in large, ably
                                                                            managed and well-financed companies. The
                       * The Sub-Adviser employs a highly-disciplined,      investment approach is to identify high
                         three-step investment process that seeks to        quality companies with good earnings and
                         identify growth at a reasonable price.             price momentum which sell at attractive
                                                                            valuations.
                       * First, the universe of companies is
                         screened using models developed by the           * May invest up to 35% of total assets in
                         Sub-Adviser to rank possible investments;          foreign securities and smaller
                                                                            capitalization companies.
                       * Second, the Sub-Adviser researches the
                         companies identified by the screening
                         models. This research includes a review
                         of earnings, sales and growth, as well
                         as the impact of broad economic trends
                         found within the economy upon possible
                         investments;

                       * Third, in order to help manage the risk
                         of the portfolio, the characteristics of the portfolio are evaluated against certain market benchmarks.

INVESTMENT ADVISER     ING Mutual Funds Management Co. LLC                ING Pilgrim Investments, Inc.

SUB-ADVISER            ING Investment Management LLC                      N/A

PORTFOLIO MANAGERS     Martin Jansen, David Kushner and a                 Alan H. Wapnick
                       six member team

     As you can see from the chart above, the investment objectives and strategies of the Funds are substantially similar.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2000:

                                                        ING GROWTH & INCOME FUND                 PILGRIM GROWTH AND INCOME FUND
                                                        ------------------------                 ------------------------------
Net Assets                                              $46,324,757                              $251,330,954
Number of Holdings                                      80                                       51
 Portfolio Turnover Rate(1)                             42.0%                                    80%
As a percentage of net assets:
   Equity Securities                                    98.11%                                   97.05%
   Holdings in companies with market capitalization
    less than $1 billion                                0.00%                                    0.00%
   Holdings in companies with market capitalization
    between $1 billion to $10 billion                   5.39%                                    20.21%
   Holdings with market capitalization over
    $10 billion                                         92.72%                                   76.84%
   Foreign Securities                                   0.00%                                    0.00%
   Short-Term Debt Instruments                          1.94%                                    3.14%
Average market capitalization of companies
 in portfolio:                                          $84.0 billion                            $64.5 billion
Market capitalization range of companies
 in portfolio:                                          $1.5 - $524.4 billion                    $1.5 - $446.4 billion

Top 5 industries                                        Medical-Drugs - 10.10%                   Electrical & Electronics - 18.56%
(as a % of net assets)                                  Diversified Manufacturing  - 6.70%       Capital Equipment - 10.24%
                                                        Computers-Micro - 6.50%                  Financial Services - 9.42%
                                                        Electronic                               Health & Personal Care - 9.20%
                                                        Components-Semiconductors - 6.40%        Telecommunications - 8.23%
                                                        Networking Products - 6.00%

Top 10 equity holdings                                  General Electric Co. - 4.60%             Corning, Inc. - 3.76%
(as a % of net assets)                                  Intel Corp. - 4.04%                      EMC Corp. - 3.36%
                                                        Cisco Systems, Inc. - 3.83%              Medtronic, Inc. - 3.05%
                                                        Microsoft Corp. - 3.45%                  Enron Corp. - 2.83%
                                                        Pfizer, Inc. - 2.64%                     Cisco Systems, Inc. - 2.81%
                                                        Wal-Mart Stores, Inc. - 2.50%            Network Appliance, Inc. - 2.77%
                                                        Exxon Mobil Corp. - 2.49%                Marsh & Mclennan Co., Inc. - 2.72%
                                                        Merck & Co., Inc. - 2.37%                Oracle Corp. - 2.69%
                                                        Wells Fargo & Co. - 2.21%                Sun Microsystems, Inc. - 2.57%
                                                        Oracle Corp. - 2.19%                     Viacom, Inc. Class "B" - 2.53%

----------
(1)  For the year ended June 30, 2000.

RELATIVE PERFORMANCE

     The following table shows, for the periods shown, the average annual total return for: (a) Class A Shares of ING Growth & Income Fund; (b) Class A shares of Pilgrim Growth and Income Fund; and (c) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if it did. The index has an inherent performance advantage over the Funds since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Each Fund's past performance is not an indication of its future performance.

     CALENDAR YEAR       ING GROWTH &         PILGRIM GROWTH AND       S&P 500
     ENDED/PERIOD        INCOME FUND(1)         INCOME FUND(2)         INDEX(3)
     ------------        --------------         --------------         --------
     12/31/99                5.09%                  15.54%              21.04%
     1/1/00-9/30/00         -2.47%                   7.85%              -1.39%

----------
(1)  The ING Growth & Income Fund commenced operations on December 15, 1998.
(2) Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as adviser to Pilgrim Growth and Income Fund. Lexington was acquired by the parent of ING Pilgrim Investments on July 26, 2000. Alan H. Wapnick has been primarily responsible for managing the Fund since January 1994 and continued to manage after the July 26th transaction. For more information about the performance of Pilgrim Growth and Income Fund, see "Additional Information about Pilgrim Growth and Income Fund."
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS

     Because the Funds have investment objectives and policies that are substantially similar in many respects, many of the risks of investing in Pilgrim Growth and Income Fund are similar to the risk of investing in ING Growth & Income Fund. A principal risk of an investment in each of the Funds is that you may lose money on your investment. Each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect the volatility of each Fund's shares.

     EQUITY SECURITIES. Both Pilgrim Growth and Income Fund and ING Growth & Income Fund invest in equity securities and securities with equity characteristics, such as common stocks, preferred stocks, warrants and other stock purchase rights. Normally, Pilgrim Growth and Income Fund invests 65% of its assets in equity securities of larger U.S. companies. ING Growth & Income Fund normally invests at least 65% of its assets in equity securities of large U.S. companies, which are considered companies with a market capitalization in excess of $10 billion. Pilgrim Growth and Income Fund may also invest up to 35% of its assets in smaller capitalization companies.

     Both Pilgrim Growth and Income Fund and ING Growth & Income Fund are subject to risks associated with investing primarily in equity securities, including market risks, issuer risk including credit risks, price volatility risks and market trend risks. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. Market trend risk is the risk that the market may not favor the large company securities in which the Fund invests. The market could instead favor smaller company stocks, or not favor equities at all. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Pilgrim Growth and Income Fund invests primarily in equity securities of larger companies, which have more stable prices than smaller companies. Pilgrim Growth and Income Fund also may invest in small and medium-sized companies. Investment in smaller capitalization companies may involve greater risk than is customarily associated with securities of larger, more established companies. Smaller companies may experience relatively high growth rates and higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies. The securities of the smaller companies may trade in lower volumes and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

     FOREIGN SECURITIES. Pilgrim Growth and Income Fund may invest up to 35% of its total assets in foreign securities. ING Growth & Income Fund may also invest in foreign securities. There are certain risks in owning foreign securities, including: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     INTEREST RATE RISK. The ING Growth & Income Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

     TEMPORARY DEFENSIVE STRATEGIES. For both Funds, when the adviser or sub-adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Pilgrim Growth and Income Fund, see "Appendix C: Additional Information Regarding Pilgrim Growth and Income Fund."

     TOTAL OPERATING EXPENSES. The operating expenses of Class A shares of Pilgrim Growth and Income Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio"), are lower than those of ING Growth & Income Fund, even after giving effect to the expense limitation agreement for ING Growth & Income Fund described below. For the period ended June 30, 2000, the net expenses of Class A shares of Pilgrim Growth and Income Fund were 1.28% as compared to Class A shares of ING Growth & Income Fund which were 1.32%. Net expenses for Class B and Class C shares of ING Growth & Income Fund are lower than those of Pilgrim Growth and Income Fund. For the 12-month period ended June 30, 2000, the net expenses of Class B and Class C shares of ING Growth & Income Fund were 1.97% and 1.97%, respectively, as compared to Class B, and Class C shares of Pilgrim Growth and Income Fund which were 2.03% and 2.03%, respectively. Without the expense limitation agreement, the differences would have been greater.

     MANAGEMENT FEE. Each Fund pays a management fee based on a percentage of the Fund's average daily net assets, as follows:

          ASSETS TO WHICH                 ING GROWTH &           PILGRIM GROWTH
           FEE APPLIES                    INCOME FUND            AND INCOME FUND
           -----------                    -----------            ---------------
          First $100 million                 0.75%                     0.75%
          Next $50 million                   0.75%                     0.60%
          Next $100 million                  0.75%                     0.50%
          Assets over $250 million           0.75%                     0.40%

     DISTRIBUTION AND SERVICE FEES. The distribution (12b-1) and service fees of ING Growth & Income Fund are, in the aggregate, the same as those of Pilgrim Growth and Income Fund, except that Class A shares of ING Growth & Income Fund have distribution and service fees of 0.35% and Class A shares of Pilgrim Growth and Income Fund have distribution and service fees of 0.25%.

     EXPENSE LIMITATION ARRANGEMENTS. Expense limitation contracts are in place for ING Growth & Income Fund. Under the terms of the expense limitation contract, IMFC has agreed to limit the expenses of the Fund, excluding interest and taxes, brokerage and extraordinary expenses. The current expense limitation agreement for the Fund provides that it will remain in effect until February 28, 2001. There can be no assurances that the expense limitation contract will be continued after that date. The expense limitations for Class A, Class B and Class C Shares of ING Growth & Income Fund are 1.32%, 1.97% and 1.97%, respectively.

     Absent this expense limitation arrangement, the expense ratio for each Class of ING Growth & Income Fund was higher than the expense ratio for the same Class of Pilgrim Growth and Income Fund. For the year ended June 30, 2000, for example, the expense ratio for Class A shares of ING Growth & Income Fund was 1.32% compared to 1.28% for Pilgrim Growth and Income Fund. This information and similar information for the other Classes is shown in the table below entitled "Annual Fund Operating Expenses."

     EXPENSE TABLE. The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. The operating expenses for the Pilgrim Growth and Income Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and distribution plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000. Expenses of ING Growth & Income Fund are based upon expenses incurred for the 12-month period ended June 30, 2000, as adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. PRO FORMA fees show estimated fees of Pilgrim Growth and Income Fund after giving effect to the proposed Reorganization as adjusted to reflect changes in contractual charges. PRO FORMA numbers are estimated in good faith and are hypothetical.

ANNUAL FUND OPERATING EXPENSES (UNAUDITED)
(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                                    DISTRIBUTION
                                                    (12b-1) AND
                                                    SHAREHOLDER               TOTAL FUND
                                      MANAGEMENT     SERVICING      OTHER      OPERATING    FEE WAIVER     NET FUND
                                         FEES         FEES(2)      EXPENSES    EXPENSES    BY ADVISER(3)   EXPENSES
                                         ----         -------      --------    --------    -------------   --------
CLASS A
  ING Growth & Income Fund               0.75%         0.35%(5)     0.67%        1.77%         -0.45%        1.32%
  Pilgrim Growth and Income Fund         0.62%         0.25%        0.41%        1.28%            --         1.28%
  Pilgrim Growth and Income Fund
   after Reorganization (PRO FORMA)      0.59%         0.25%        0.38%        1.22%            --         1.22%

CLASS B(4)
  ING Growth & Income Fund               0.75%         1.00%        0.67%        2.42%         -0.45%        1.97%
  Pilgrim Growth and Income Fund         0.62%         1.00%        0.41%        2.03%            --         2.03%
  Pilgrim Growth and Income Fund
   after Reorganization (PRO FORMA)      0.59%         1.00%        0.38%        1.97%            --         1.97%

CLASS C (4)
  ING Growth & Income Fund               0.75%         1.00%        0.67%        2.42%         -0.45%        1.97%
  Pilgrim Growth and Income Fund         0.62%         1.00%        0.41%        2.03%            --         2.03%
  Pilgrim Growth and Income Fund
   after Reorganization (PRO FORMA)      0.59%         1.00%        0.38%        1.97%            --         1.97%

----------
(1) The fiscal year end for Pilgrim Growth and Income Fund is December 31. The fiscal year end for ING Growth & Income Fund is October 31. Expenses of the Pilgrim Growth and Income Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became the adviser to the Fund on July 26, 2000. Expenses of the ING Growth & Income Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. PRO FORMA expenses are adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) Although ING Pilgrim Investments has implemented an expense limitation agreement for the Pilgrim Growth and Income Fund, the Fund's actual expenses are lower than the expense limitation contained in the agreement. There can be no assurance that the expense limitation agreement will be continued after the dates provided. This information and similar information for the other classes is shown in the table below entitled "Annual Fund Operating Expenses."
     IMFC has entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Growth & Income Fund to 1.32%, 1.97%, and 1.97% for Class A, Class B and Class C shares, respectively. IMFC has agreed that the expense limitations shown in the table will apply to ING Growth & Income Fund until at least February 28, 2001. There is no assurance that the expense limitation contract will be continued after that date.
(4) Because Class B and Class C shares of the Pilgrim Growth and Income Fund were not offered during the period ended June 30, 2000, expenses for Class B and Class C have been estimated based on Class A expenses.
(5) Prior to November 6, 2000, the Class A distribution fee was 0.50% and the shareholder servicing fee was 0.25% of net assets.

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of ING Growth & Income Fund that are transferred to Pilgrim Growth and Income Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Pilgrim Growth and Income Fund, and the realization of taxable gains or losses for Pilgrim Growth and Income Fund.

EXAMPLES. The examples are intended to help you compare the cost of investing in each of the Funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                                                                                                     PRO FORMA:
                   ING GROWTH & INCOME FUND           PILGRIM GROWTH AND INCOME FUND             THE FUNDS COMBINED**
            ------------------------------------    ----------------------------------    ----------------------------------
             1         3          5          10       1        3        5          10      1         3        5          10
            YEAR     YEARS      YEARS      YEARS    YEAR     YEARS    YEARS      YEARS    YEAR     YEARS    YEARS      YEARS
            ----     -----      -----      -----    ----     -----    -----      -----    ----     -----    -----      -----
Class A     $745     $1,100     $1,479     $2,539   $698     $958     $1,237     $2,031   $692     $940     $1,207     $1,967
Class B      745      1,055      1,491     *2,596    706      937      1,293     *2,166    700      918      1,262     *2,102
Class C      345        755      1,291      2,756    306      637      1,093      2,358    300      618      1,062      2,296

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.
**   Estimated.

     You would pay the following expenses if you did not redeem your shares:

                                                                                                      PRO FORMA:
                   ING GROWTH & INCOME FUND           PILGRIM GROWTH AND INCOME FUND              THE FUNDS COMBINED**
            ------------------------------------    ----------------------------------    ----------------------------------
             1         3          5          10       1        3        5          10      1         3        5          10
            YEAR     YEARS      YEARS      YEARS    YEAR     YEARS    YEARS      YEARS    YEAR     YEARS    YEARS      YEARS
            ----     -----      -----      -----    ----     -----    -----      -----    ----     -----    -----      -----
Class A     $745     $1,100     $1,479     $2,539   $698     $958     $1,237     $2,031   $692     $940     $1,207     $1,967
Class B      245        755      1,291     *2,596    206      637      1,093     *2,166    200      618      1,062     *2,102
Class C      245        755      1,291      2,756    206      637      1,093      2,358    200      618      1,062      2,296

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.
**   Estimated.

GENERAL INFORMATION

     All shares of Pilgrim Growth and Income Fund issued to a shareholder in connection with the Reorganization will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of ING Growth & Income Fund held by that shareholder immediately prior to the Reorganization.

     In addition, the period that the shareholder held shares of ING Growth & Income Fund will be included in the holding period of Pilgrim Growth and Income Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Pilgrim Growth and Income Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of ING Growth & Income Fund were purchased by the shareholder. Pilgrim Growth and Income Fund and ING Growth & Income Fund are each subject to the sales load structure described in the table below.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                             CLASS A         CLASS B        CLASS C
                                                             -------         -------        -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                        5.75%(1)        None           None

Maximum deferred sales charge (load) (as a percentage
  of the lower of original purchase price or redemption
  proceeds)                                                   None(2)        5.00%(3)       1.00%(4)

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix C.
(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C.
(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C and "Shareholder Guide -- Sales Charge Calculation" in the Pilgrim Prospectus.
(4)  Imposed upon redemptions within 1 year from purchase.

     Neither Pilgrim Growth and Income Fund nor ING Growth & Income Fund have any redemption fees, exchange fees or sales charges on reinvested dividends.

SPECIAL RULES FOR CLASS A SHARES OF ING GROWTH & INCOME FUND

     Prior to November 6, 2000, the contingent deferred sales charge on purchases of Class A shares of ING Growth & Income Fund in excess of $1 million was different than the contingent deferred sales charge on similar purchases of Pilgrim Growth and Income Fund. Shareholders of ING Growth & Income Fund that purchased Class A shares subject to a contingent deferred sales charge prior to November 6, 2000 will continue to be subject to the contingent deferred sales charge in place when those shares were purchased. The contingent deferred sales charge on such purchases before and after November 6, 2000 were as follows:

                                                                                     TIME PERIOD DURING
                                                     CDSC                            WHICH CDSC APPLIES
                                          -------------------------             ----------------------------
                                           11/06/00         BEFORE              11/06/00             BEFORE
                                          AND AFTER        11/06/00             AND AFTER           11/06/00
                                          ---------        --------             ---------           --------
CDSC on Purchases of:
     $1,000,000 to $2,499,999               1.00%            1.00%              24 Months          12 Months
     $2,500,000 to $4,999,999               0.50%            1.00%              12 Months          12 Months
     $5,000,000 and over                    0.25%            1.00%              12 Months          12 Months

           ADDITIONAL INFORMATION ABOUT PILGRIM GROWTH AND INCOME FUND

INVESTMENT PERSONNEL

     Pilgrim Growth and Income Fund is managed by Alan H. Wapnick. Mr. Wapnick is Senior Vice President and Senior Portfolio Manager of Pilgrim Growth and Income Fund and has been managing the Fund's portfolio since January, 1994. He joined Lexington Management Corporation ("LMC") (which was acquired by ING Pilgrim's parent company in July, 2000) in 1986. Prior to joining LMC, Mr. Wapnick was an equity analyst with Merrill Lynch, J.W. Seligman, Dean Witter and most recently Union Carbide Corporation.

PERFORMANCE OF PILGRIM GROWTH AND INCOME FUND

     The bar chart and table that follow provide an indication of the risks of investing in Pilgrim Growth and Income Fund by showing (on a calendar year basis) changes in Pilgrim Growth and Income Fund's annual total return from year to year and by showing (on a calendar year basis) how Pilgrim Growth and Income Fund's average annual returns for one year, five years, ten years and since inception compare to those of the S&P 500 Index. The information in the bar chart is based on the performance of the Class A shares of Pilgrim Growth and Income Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

                     CALENDAR YEAR-BY-YEAR RETURNS %(1) (2)

 1990     1991    1992    1993   1994    1995    1996    1997    1998    1999
 ----     ----    ----    ----   ----    ----    ----    ----    ----    ----
-10.27%  24.87%  12.36%  13.22%  -3.11%  22.57%  26.46%  30.36%  21.42%  15.54%

----------
(1) During the period shown in the chart, the Fund's best quarterly performance was up 21.95% for the quarter ended December 31, 1998, and the Fund's worst quarterly performance was down 14.87% for the quarter ended September 30, 1990. The Fund's year-to-date return as of September 30, 2000 was up 7.85%.
(2) Prior to July 26, 2000, Lexington served as investment adviser to the Pilgrim Growth and Income Fund. Lexington was acquired by the parent of ING Pilgrim Investments on July 26, 2000. Alan H. Wapnick has been primarily responsible for managing the Fund since January 1994, and continued to manage after the July 26th transaction. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

     The table below shows what the average annual total returns of Pilgrim Growth and Income Fund would equal if you averaged out actual performance over various lengths of time, compared to the S&P 500 Index. The S&P 500 Index has an inherent performance advantage over Pilgrim Growth and Income Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Pilgrim Growth and Income Fund's performance reflected in the table assumes the deduction of the maximum sales charge in all cases.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999(1)

                                                                                                 SINCE
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION(4)
                                                   ------        -------        --------      ------------
Pilgrim Growth and Income Fund - Class A (2)        8.79%         21.69%         13.81%          4.44%
S&P 500 Index (3)                                  21.04%         28.56%         18.21%         12.28%

----------
(1) This table shows performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(4) Pilgrim Growth and Income Fund commenced operations on February 11, 1959 as the Lexington Growth and Income Fund prior to being acquired by Pilgrim on July 26, 2000.

     The table below shows the performance of Pilgrim Growth and Income Fund if sales charges are not reflected.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999(1)

                                                                                                 SINCE
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION(2)
                                                   ------        -------        --------      ------------
Pilgrim Growth and Income Fund - Class A           15.54%        23.17%         14.62%            4.59%

----------
(1) This table shows performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(2) Pilgrim Growth and Income Fund commenced operations on February 11, 1959 as the Lexington Growth and Income Fund prior to being acquired by Pilgrim on July 26, 2000.

     For a discussion by the adviser regarding the performance of Pilgrim Growth and Income Fund for the year ended December 31, 1999, see Appendix A to this Proxy Statement/Prospectus. Additional information about Pilgrim Growth and Income Fund is included in Appendix C to this Proxy Statement/Prospectus.

                      INFORMATION ABOUT THE REORGANIZATION

     THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides for the transfer of all of the assets and liabilities of ING Growth & Income Fund to Pilgrim Growth and Income Fund in exchange for shares of Pilgrim Growth and Income Fund. ING Growth & Income Fund will distribute the shares of Pilgrim Growth and Income Fund received in the exchange to the shareholders of ING Growth & Income Fund and then ING Growth & Income Fund will be liquidated.

     After the Reorganization, each shareholder of ING Growth & Income Fund will own shares in Pilgrim Growth and Income Fund having an aggregate value equal to the aggregate value of each respective Class of shares in ING Growth & Income Fund held by that shareholder as of the close of business on the business day of the Closing. Shareholders of the following Classes of shares of ING Growth & Income Fund will receive shares of the corresponding Class of Pilgrim Growth and Income Fund.

          ING GROWTH & INCOME FUND           PILGRIM GROWTH AND INCOME FUND
          ------------------------           ------------------------------
                   Class A                            Class A
                   Class B                            Class B
                   Class C                            Class C

In the interest of economy and convenience, shares of Pilgrim Growth and Income Fund generally will not be represented by physical certificates, unless you request one in writing.

     Until the Closing, shareholders of ING Growth & Income Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by Pilgrim Growth and Income Fund for the redemption of its shares received by the shareholder in the Reorganization.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of ING Growth & Income Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

     REASONS FOR THE REORGANIZATION. The Reorganization is one of many reorganizations that are proposed among various ING Funds and various Pilgrim Funds. These reorganizations are occurring in connection with the integration of the ING Funds and Pilgrim Funds, as part of which the distributor, administrator, and other service providers of the ING Funds have been changed to those of the Pilgrim Funds. In September, 2000, ING Groep N.V., the indirect parent company of IMFC, the investment adviser to the ING Funds, acquired ReliaStar Financial Corp., the indirect parent company of ING Pilgrim Investments, the investment adviser to the Pilgrim Funds. Management of the ING Funds and the Pilgrim Funds have proposed the consolidation of a number of the ING Funds and Pilgrim Funds that they believe have similar or compatible investment policies. The proposed reorganizations are designed to reduce the substantial overlap in funds offered by both the ING Funds and Pilgrim Funds, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. IMFC and ING Pilgrim Investments also believe that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions. The integration of the ING Funds and the Pilgrim Funds is expected to provide further benefits to shareholders of the ING Funds because shareholders will have the ability to exchange into Pilgrim Funds that offer the same Class of shares. For information about a Pilgrim Fund, call the Pilgrim Funds at 1-800-992-0180 to request a prospectus. You should read a fund's prospectus before investing in the fund.

     The proposed Reorganization was presented to the Board of Trustees of ING Funds Trust, on behalf of ING Growth & Income Fund, for consideration at a meeting held on October 25, 2000 and for approval at a meeting held on November 16, 2000. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of ING Funds Trust, determined that the interests of the shareholders of ING Growth & Income Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of ING Growth & Income Fund and its shareholders.

     The Reorganization will allow ING Growth & Income Fund's shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve an objective of appreciation or growth of capital. As shareholders of Pilgrim Growth and Income Fund, these shareholders will be able to exchange into other mutual funds in the group of Pilgrim Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the Pilgrim Funds and Classes available after the Reorganization is contained in Appendix D.

     BOARD CONSIDERATIONS. The Board of Trustees of ING Funds Trust, on behalf of ING Growth & Income Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     (1)  the plans of management to integrate the ING Funds and the Pilgrim
          Funds;
     (2) expense ratios and information regarding fees and expenses of ING Growth & Income Fund and Pilgrim Growth and Income Fund, including the expense limitation contract offered by IMFC for ING Growth & Income Fund;
     (3) estimates that show that combining the Funds is expected to result in lower expense ratios in the absence of management subsidies, because of economies of scale expected to result from an increase in the asset size of the reorganized Fund;
     (4) the Reorganization would not dilute the interests of ING Growth & Income Fund's current shareholders;

     (5) the relative investment performance and risks of Pilgrim Growth and Income Fund as compared to ING Growth & Income Fund;
     (6) the similarity of Pilgrim Growth and Income Fund's investment objectives, policies and restrictions with those of ING Growth & Income Fund;
     (7) the investment resources of ING Pilgrim Investments, and the distribution capabilities of ING Pilgrim Securities, Inc., distributor of the Pilgrim Growth and Income Fund;
     (8) the quality and caliber of services that have been enjoyed by shareholders of the Pilgrim Growth and Income Fund;
     (9)  alternatives to combining the Funds; and
     (10) the tax-free nature of the Reorganization to ING Growth & Income Fund and its shareholders.

THE TRUSTEES OF ING FUNDS TRUST, ON BEHALF OF ING GROWTH & INCOME FUND, RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH PILGRIM GROWTH AND INCOME FUND.

     TAX CONSIDERATIONS. The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither ING Growth & Income Fund nor its shareholders nor Pilgrim Growth and Income Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by ING Funds Trust and Pilgrim Growth and Income Fund, Inc.

     Immediately prior to the Reorganization, ING Growth & Income Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of ING Growth & Income Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of ING Growth & Income Fund's shareholders.

     EXPENSES OF THE REORGANIZATION. ING Pilgrim Investments, adviser to Pilgrim Growth and Income Fund, will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission. Of the Reorganization expenses allocated to the Funds, each Fund will bear a ratable portion based on its relative net asset value immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION. Pilgrim Growth and Income Fund, Inc. is a corporation organized under the laws of the State of Maryland. ING Growth & Income Fund is a series of ING Funds Trust, which is a Delaware business trust. ING Funds Trust and Pilgrim Growth and Income Fund, Inc. are governed by a Board of Trustees and a Board of Directors, respectively. ING Funds Trust's Board of Trustees consists of four Trustees and Pilgrim Growth and Income Fund, Inc.'s Board of Directors consists of eleven directors.

     DISTRIBUTOR. ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the principal distributor for both Funds.

     The Pilgrim Growth and Income Fund also offers Class Q shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about this Class by calling 1-800-992-0180.

     DIVIDENDS AND OTHER DISTRIBUTIONS. Pilgrim Growth and Income Fund pays dividends from net investment income on a semi-annual basis. Pilgrim Growth and Income Fund distributes capital gains, if any, on an annual basis. ING Growth & Income Fund pays dividends from net investment income, if any, on a quarterly basis and net capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreement is approved by ING Growth & Income Fund's shareholders, then as soon as practicable before the Closing, ING Growth & Income Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

     CAPITALIZATION. The following table shows on an unaudited basis the capitalization of each of the Funds as of June 30, 2000 and on a PRO FORMA basis as of June 30, 2000 giving effect to the Reorganization:

                                                                NET ASSET VALUE      SHARES
                                                NET ASSETS         PER SHARE       OUTSTANDING
                                                ----------         ---------       -----------
ING GROWTH & INCOME FUND
    Class A                                    $ 40,156,748        $ 12.01          3,344,818
    Class B                                    $  2,103,872        $ 11.89            176,985
    Class C                                    $  1,985,494        $ 11.91            166,745
    Class X (1)                                $  2,078,643        $ 11.89            174,854

PILGRIM GROWTH AND INCOME FUND(2)
    Class A                                    $251,330,954        $ 22.77         11,039,951

PRO FORMA - PILGRIM GROWTH AND INCOME FUND
INCLUDING ING GROWTH & INCOME FUND
    Class A                                    $291,487,702        $ 22.77         12,803,532
    Class B                                    $  4,182,515        $ 22.77            183,685
    Class C                                    $  1,985,494        $ 22.77             87,198

(1) Class X shares merged into Class B on November 16, 2000.
(2) Class B and Class C shares of Pilgrim Growth and Income Fund were not offered as of June 30, 2000.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about December __, 2000. Shareholders of ING Growth & Income Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Funds Trust and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with ING Growth & Income Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy card will vote as directed by the proxy card, but in the absence of voting directions on any proxy card that is signed and returned, they intend to vote

"FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of ING Funds Trust that may be presented at the Special Meeting.

VOTING RIGHTS

     Shareholders of ING Growth & Income Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Shareholders of ING Growth & Income Fund at the close of business on December __, 2000 (the "Record Date") will be entitled to be present and give voting instructions for ING Growth & Income Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, ______ shares of ING Growth & Income Fund were outstanding and entitled to vote.

     Approval of the Reorganization Agreement requires the vote of a majority of the Shares present in person or by proxy of the ING Growth & Income Fund.

     The holders of one-third of the outstanding shares present in person or represented by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization.

     The ING Growth & Income Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the ING Growth & Income Fund understands that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

     As of December 1, 2000, ING America Insurance Holdings, Inc. ("ING") owns 66.44% of the outstanding voting shares of ING Growth & Income Fund, and therefore controls the Fund. ING intends to vote its shares in favor of the Reorganization, in which case the Reorganization will be approved.

     To the knowledge of ING Funds Trust, as of November 1, 2000, no current Trustee owns 1% or more of the outstanding shares of ING Growth & Income Fund, and the officers and Trustees own, as a group, less than 1% of the shares of ING Growth & Income Fund.

     Appendix E hereto lists the persons that, as of December 1, 2000, owned beneficially or of record 5% or more of the outstanding shares of any Class of ING Growth & Income Fund or Pilgrim Growth and Income Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     ING Funds Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     ING Funds Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by ING Funds Trust's management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Funds Trust will furnish, without charge, a copy of the most recent Annual Report regarding ING Growth & Income Fund and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to ING Funds Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at 1-800-992-0180.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                     James M. Hennessy
                                     Secretary


December __, 2000
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

                                                                      APPENDIX A


                      PILGRIM GROWTH AND INCOME FUND, INC.

     Set forth below is an excerpt from Pilgrim Growth and Income Fund, Inc.'s (formerly Lexington Growth and Income Fund, Inc.) Annual Report, dated December 31, 1999, regarding the Fund's performance.

     The Fund appreciated 15.54%* for the year ended December 31, 1999. This compares to a 22.45% return for the average multi-cap core fund monitored by Lipper, Inc. during this period. While we are disappointed with the below average return of the Fund, the first in the past four years, we are encouraged by the improved performance in the final quarter of the year, when the Fund's 18.44%* return exceeded the average for the Lipper group which was 17.95%.

     Stocks turned in another record performance in 1999, with the unmanaged Standard & Poor's 500 Index returning 21.04%, a record breaking fifth consecutive year of 20% plus returns. Most notable in that performance was how narrow it was. Only thirty of the 500 stocks in that Index contributed all the year's return, with nearly half the stocks actually down for the year. This enthusiasm for only a few stocks has raised their valuation to lofty levels, with a concomitant increase in risk. At the same time this has created opportunities in many of the other stocks that have been ignored by investors.

     In selecting stocks for the Fund, we focus on three key characteristics: strong earnings and price momentum, well managed companies with solid market positions, and attractive relative valuation. This last factor has caused us the most difficulty this past year and resulted in a subpar performance. Our adherence to a valuation discipline has caused us to miss some successful stocks as well as keep under control the portfolio's exposure to several richly valued stocks as their price soared. While penalizing returns in the near term we believe this attention to controlling risk will enhance long term returns.

     Looking forward, the environment for stocks continues quite favorable. World economic growth is accelerating and is now being shared by virtually all regions. The U.S. economy has defied the Federal Reserve's attempts to use higher interest rates to slow the rate of growth. Despite three interest rate hikes, GDP growth is still running at 4-5%, well above the Fed's target and apparent comfort zone. We believe the Federal Reserve will be forced to raise rates more aggressively in 2000 and that will put pressure on stocks, particularly those that are so richly valued. However, strong worldwide growth improves the outlook for corporate earnings thus supporting stock values. Putting these two divergent forces together suggests to us an environment leading to a more modest potential return for stocks than the recent past, but the opportunity for more stocks to participate.

     Risks to this scenario, in our view, come from two opposite directions. One would be that the Federal Reserve and other Central Banks do not act to slow world growth resulting in economic boom conditions and runaway inflation. On the other side is the prospect of the Central Banks acting too aggressively to slow growth leading to a recession. We prefer to believe the middle ground will be achieved, with higher than normal growth coexisting with lower than normal inflation, the result of the deflationary implications of the expanding application of technology to a variety of businesses.

     Reflecting this outlook, we have been adding to the portfolio's exposure in the basic materials and capital goods sectors where earnings growth should benefit from the resurgent world economy and valuations are most attractive. The funds to do this with have come from paring back positions in some of the most expensive stocks in the portfolio, most notably some of the technology holdings that have been big winners and eliminating some poorly performing issues. We are confident this will restore above average performance to your Fund.

     We appreciate the support of our shareholders and would be happy to respond to any questions or comments you may have. Please feel free to call us at 1-800-526-0056 or visit our website at www.lexingtonfunds.com.

        Comparison of change in value of a $10,000 investment in the Fund and the unmanaged Standard & Poor's 500 Stock Price Index

                                  [LINE GRAPH]

                                               Standard & Poor's
                               Growth and         500 Stock
             Date             Income Fund        Price Index
             ----             -----------        -----------
           12/31/89            $10,000            $10,000
           12/31/90             $8,973             $9,690
           12/31/91            $11,205            $12,636
           12/31/92            $12,590            $13,597
           12/31/93            $14,254            $14,965
           12/31/94            $13,811            $15,161
           12/31/95            $16,928            $20,851
           12/31/96            $21,406            $25,641
           12/31/97            $27,904            $34,197
           12/31/98            $33,880            $44,019
           12/31/99            $39,145            $53,280

                      Average Annual Standard Total Returns
                         for the Period Ending 12/31/99

    Annualized              Growth              Standard & Poor's 500
     Returns            and Income Fund           Stock Price Index
     -------            ---------------           -----------------
      1 YR                  15.54%                      21.04%
      5 YR                  23.17%                      28.56%
      10 YR                 14.62%                      18.21%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund with a similar investment in the unmanaged Standard & Poor's 500 Stock Price Index.
Results for the Fund and the Standard and Poor's Stock Index include the reinvestment of all dividend and capital gain distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than at their original cost. Total return represents past performance and it is not predictive of future results.

*15.54%, 23.17% and 14.62% are the one, five and ten year average annual standard total returns, respectively, for the period ended December 31, 1999. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results. There is no guarantee the Fund can achieve its objective.

                    Portfolio Summary as of December 31, 1999

                                   [PIE CHART]

          Asset Allocation

          Common Stocks                                          100.0%

                                   [BAR GRAPH]

          Top Sector Holdings
          Electrical & Electronics                                20.7%
          Telecommunications                                      13.8%
          Financial Services                                      12.1%
          Energy Sources                                           9.8%
          Consumer Nondurable Goods                                6.7%

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between Pilgrim Growth and Income Fund, Inc., a Maryland corporation (the "Corporation") with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its sole series, Pilgrim Growth & Income Fund (the "Acquiring Fund"), and ING Funds Trust, a Delaware business trust (the "ING Trust") with its principal place of business at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, on behalf of its series, ING Growth & Income Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, and Class C voting shares of common stock ($0.001 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Directors of the Corporation have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the ING Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, and Class C Acquiring Fund Shares to be so credited to Class A, Class B, and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, and Class C Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

     2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures instead in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.2 The net asset value of a Class A, Class B, and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.3 The number of the Class A, Class B, and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, and Class C shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, and Class C shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the ING Trust, the ING Trust on behalf of the Acquired Fund represents and warrants to the Corporation as follows:

     (a) The Acquired Fund is duly organized as a series of the ING Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under ING Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) ING Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the ING Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Corporation on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Trust on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 1999 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the ING Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the ING Trust on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this

Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Corporation, the Corporation on behalf of the Acquiring Fund represents and warrants to the ING Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of the Corporation, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Corporation's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Corporation is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Corporation's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Corporation on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Corporation on behalf of the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the ING Trust on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Corporation on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affect the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at December 31, 1999 have been audited by KMPG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Corporation on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by the Corporation for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (q) Either the Acquiring Fund or ING Pilgrim Investments, Inc. shall purchase and maintain a Directors and Officers errors and omissions insurance policy ("D&O/E&O Policy") for the benefit of Joseph Hankin and Jack Rehm containing substantially the same form and amount of coverage as each had under a D&O/E&O Policy of the Acquired Fund, such D&O/E&O Policy to be effective as of the Closing Date and continuing until the sixth (6th) anniversary of the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, and Class C Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 ING Trust on behalf of the Acquired Fund covenants that ING Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Corporation on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the ING Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereby, and (b) the Corporation's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the ING Trust on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at ING Trust's election, to the performance by the Corporation on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Corporation on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Corporation shall have delivered to ING Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the ING Trust shall reasonably request;

     6.3 The Corporation on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Corporation on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Corporation on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Corporation's election to the performance by the ING Trust on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the ING Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The ING Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the ING Trust;

     7.3 The ING Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Corporation and dated as of the Closing Date, to the effect that the representations and warranties of the ING Trust on behalf of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Corporation shall reasonably request;

     7.4 The ING Trust on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the ING Trust on behalf of the Acquired Fund, on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the ING Trust on behalf of the Acquired Fund or the Corporation on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the ING Trust's Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither ING Trust nor the Corporation may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Corporation or the ING Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Dechert addressed to the ING Trust and the Corporation substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Corporation and the ING Trust. Notwithstanding anything herein to the contrary, neither the Corporation nor the ING Trust may waive the condition set forth in this paragraph 8.5.

9. INDEMNIFICATION

     9.1 The Corporation, out of the Acquiring Fund's Assets, agrees to indemnify and hold harmless the ING Trust and each of the ING Trust's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the ING Trust or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Corporation of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The ING Trust, out of the Acquired Fund's Assets, agrees to indemnify and hold harmless the Corporation and each of its Directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Corporation or any of its Directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the ING Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. BROKERAGE FEES AND EXPENSES

     10.1 The Corporation on behalf of the Acquiring Fund and ING Trust on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Corporation and the ING Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the ING Trust and the Corporation; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the ING Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: Louis
S. Citron, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10169, attn: Steven R. Howard; and to the Corporation, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.



                                        PILGRIM GROWTH AND INCOME FUND, INC.
                                        on behalf of its Pilgrim Growth and
                                        Income Fund Series
Attest:

_______________________________         By:  _______________________________
SECRETARY                               Its: _______________________________


                                        ING FUNDS TRUST on behalf of its
                                        ING GROWTH & INCOME FUND series
Attest:

_______________________________         By:  _______________________________
SECRETARY                               Its: _______________________________

                                                                      APPENDIX C

         ADDITIONAL INFORMATION REGARDING PILGRIM GROWTH AND INCOME FUND
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

PILGRIM PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to three separate Classes of the Pilgrim Growth and Income Fund(*): Class A, Class B, and Class C, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Growth & Income Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of ING Growth & Income Fund will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of the Fund are shown and contrasted in the chart below.

                                                    CLASS A       CLASS B        CLASS C
                                                    -------       -------        -------
Maximum Initial Sales Charge on Purchases           5.75%(1)      None           None
Contingent Deferred Sales Charge ("CDSC")           None(2)       5.00%(3)       1.00%(4)
Annual Service and Distribution (12b-1) Fees (5)    0.25%         1.00%          1.00%
Maximum Purchase                                   Unlimited     $250,000       Unlimited
Automatic Conversion to Class A                       N/A         8 Years(6)      N/A

----------
(1)  Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix C.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.
(4)  Imposed upon redemptions within 1 year from purchase.
(5)  Annual asset-based distribution charge.
(6) Class B shares of the Fund issued to shareholders of ING Growth & Income Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of ING Growth & Income Fund.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the

----------
(*) Only the share Classes affected by the Reorganization are discussed in the Shareholder Guide although other share Classes are available.

Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                                            AS A % OF THE                 AS A %
     YOUR INVESTMENT                        OFFERING PRICE                OF NAV
     ---------------                        --------------                ------
     Less than $50,000                          5.75%                      6.10%
     $50,000 - $99,999                          4.50%                      4.71%
     $100,000 - $249,999                        3.50%                      3.63%
     $250,000 - $499,999                        2.50%                      2.56%
     $500,000 - $1,000,000                      2.00%                      2.04%

     There is no initial sales charge on purchases of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                                PERIOD DURING
     YOUR INVESTMENT                            CDSC          WHICH CDSC APPLIES
     ---------------                            ----          ------------------
     $1,000,000 - $2,499,999                    1.00%               2 years
     $2,500,000 - $4,999,999                    0.50%               1 year
     $5,000,000 and over                        0.25%               1 year

     Class A shares of the Fund issued in connection with the Reorganization with respect to Class A shares of ING Growth & Income Fund that were subject to a CDSC at the time of the Reorganization, will be subject to a CDSC of up to 1% for up to 12 months from the date of purchase of the original shares of ING Growth & Income Fund.

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim Funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the Statement of Additional Information for the Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to a distribution fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution fees of Class A shares. The higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

     YEAR OF REDEMPTION AFTER PURCHASE                          CDSC
     ---------------------------------                          ----
     First                                                        5%
     Second                                                       4%
     Third                                                        3%
     Fourth                                                       3%
     Fifth                                                        2%
     Sixth                                                        1%
     After Sixth Year                                           None

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of ING Growth & Income Fund will convert to Class A shares eight years after the purchase of the original shares of ING Growth & Income Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     1) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan (as described in the Fund's Prospectus), up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at 1-800-992-0180.

     REINSTATEMENT PRIVILEGE. Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim Fund may reinvest some or all of the proceeds in the same share Class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     RULE 12B-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to each class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Distributor may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B, and Class C shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that Class):

                                SERVICING FEE             DISTRIBUTION FEE
                                -------------             ----------------
     Class A                         0.25%                       None
     Class B                         0.25%                      0.75%
     Class C                         0.25%                      0.75%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B, or Class C shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ING Pilgrim Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

     PURCHASING SHARES. The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRA's). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100. The minimum initial investment for a pre-authorized retirement plan is $100, plus monthly investments of at least $100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim Investments reserves the right to waive minimum investment amounts.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV of each Class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time) on each day that it is open for business. The NAV of each Class represents that Class' pro rata share of that Fund's net assets as adjusted for any Class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that Class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and situations where market quotations are deemed unreliable. The NAV per share of each Class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days' or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at 1-800-992-0180.

     RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchasing Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at 1-800-992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

     Shares of one Class of the Fund generally, may be exchanged for shares of that same Class of any other open-end Pilgrim fund or ING fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim Fund or ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the Fund being acquired may be legally sold.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same Class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the Fund's Statement of Additional Information.

     PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

     INVESTMENT MANAGER. ING Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and ING Pilgrim Investments have entered into an agreement that requires ING Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. The agreement also requires ING Pilgrim Investments to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. ING Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim Investments can be canceled by the Board of Directors of the Fund upon 60 days' written notice. Organized in December 1994, ING Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 2000, ING Pilgrim Investments managed over $20.7 billion in assets. ING Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

     PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim Investments and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with almost 100,000 employees.

     SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim Investments may consider brokerage and research services provided by a broker to ING Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim Investments also may consider a broker's sale of Fund shares if ING Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends semi-annually and capital gains, if any, annually. Dividends and distributions will be determined on a Class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A, B or C account in the Fund invested into a Pilgrim Fund which offers Class A, B or C shares. Both accounts must be of the same Class.

     FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

     The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

The information in the table below, except for the six months ended June 30, 2000, has been audited by KPMG LLP, independent auditors. Financial highlights are not included for Class B or Class C shares because those classes were not offered as of June 30, 2000.

                                                                                    Class A
                                                        --------------------------------------------------------------
                                                            Six
                                                           months
                                                           ended                       Year Ended December 31,
                                                        June 30, 2000    ---------------------------------------------
                                                         (unaudited)     1999      1998      1997      1996       1995
                                                         -----------     ----      ----      ----      ----       ----
Per Share Operating Performance:
Net asset value, beginning of period               $       22.38         21.91     20.27     18.56     15.71     14.36
Net investment income (loss)                       $         --           0.05       --       0.05      0.07      0.22
Net realized and unrealized gain (loss) from
investment operations                              $        0.39          3.33      4.30      5.46      4.08      3.00
Total income (loss) from investment operations     $        0.39          3.38      4.30      5.51      4.15      3.22
Less distributions:
Distributions from net investment income           $         --           0.05       --       0.07      0.13      0.22
Distributions from net realized gains              $         --           2.86      2.66      3.73      1.17      1.65
Total distributions                                $         --           2.91      2.66      3.80      1.30      1.87
Net asset value, end of period                     $       22.77         22.38     21.91     20.27     18.56     15.71
Total return(1)                                    %        1.74         15.54     21.42     30.36     26.46     22.57

Ratios/Supplemental Data:
Net assets, end of period (thousands)              $     251,331       254,532   245,790   228,037   200,309   138,901
Ratio of expenses to average net assets(2)         %        1.02          0.95      1.16      1.17      1.13      1.09
Ratio of net investment income (loss) to average
net assets(2)                                      %      (0.04)          0.21      0.06      0.21      0.43      1.38
Portfolio Turnover Rate                            %       39.84         86.31     63.20     88.15    101.12    159.94

(1) Total returns is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.

                                                                      APPENDIX D

The following is a list of the ING Funds and Pilgrim Funds and the classes of shares of each Fund that are expected to be offered at or shortly after the
Reorganization:

FUND                                                         CLASSES OFFERED
----                                                         ---------------
ING FUNDS
U.S. EQUITY
Internet Fund                                                A, B and C
Tax Efficient Equity Fund                                    A, B and C

GLOBAL/INTERNATIONAL EQUITY
European Equity Fund                                         A, B and C
Global Communications Fund                                   A, B and C
Global Information Technology Fund                           A, B and C

FIXED INCOME
High Yield Bond Fund                                         A, B and C
Intermediate Bond Fund                                       A, B and C
Money Market Fund                                            A, B, C and I
National Tax-Exempt Bond Fund                                A, B and C

PILGRIM FUNDS
U.S. EQUITY
Balanced Fund                                                A, B, C, Q and T
Bank and Thrift Fund                                         A and B
Convertible Fund                                             A, B, C and Q
Corporate Leaders Trust Fund                                 A
Growth and Income Fund                                       A, B, C and Q
Growth + Value Fund                                          A, B, C and Q
Growth Opportunities Fund                                    A, B, C, Q, I and T
LargeCap Growth Fund                                         A, B, C and Q
MagnaCap Fund                                                A, B, C, Q and M
MidCap Growth Fund                                           A, B, C and Q
MidCap Opportunities Fund                                    A, B, C, Q and I
Research Enhanced Index Fund                                 A, B, C, Q and I
SmallCap Growth Fund                                         A, B, C and Q
SmallCap Opportunities Fund                                  A, B, C, Q, I and T

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                                     A, B and M
Emerging Countries Fund                                      A, B, C and Q
Gold Fund (to be renamed Precious Metals Fund)               A
International Fund                                           A, B, C and Q
International Core Growth Fund                               A, B, C and Q
International SmallCap Growth Fund                           A, B, C and Q
International Value Fund                                     A, B, C and Q
Troika Dialog Russia Fund                                    A
Worldwide Growth Fund                                        A, B, C and Q

FIXED INCOME
GNMA Income Fund                                             A, B, C, Q, M and T
High Yield Fund                                              A, B, C, Q and M
High Yield Fund II                                           A, B, C, Q and T
Lexington Money Market Trust                                 A
Pilgrim Money Market Fund                                    A, B and C
Strategic Income Fund                                        A, B, C and Q

                                                                      APPENDIX E

     As of December 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Pilgrim Growth and Income Fund:

                                                                % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
NAME AND ADDRESS                               CLASS              REORGANIZATION       REORGANIZATION        REORGANIZATION
----------------                               -----              --------------       --------------        --------------
First Clearing Corp FBO                Class B Record Holder          6.56%                 0.02%
Janice B Bungert, Acct #1323-0197
1336 E Alice Ave
Phoenix, AZ 85020

Edward D Jones Cust FBO                Class B Record Holder          6.44%                 0.02%
Herman M Dishongh IRA
Acct #772-92398-1-9
PO Box 2500
Maryland Heights, MO 63043

First Clearing Corp FBO                Class B Record Holder          9.74%                 0.03%
Jose C Dominguez MD PSP
Acct #4589-4930
4600 North Habana Ave, Ste 20
Tampa, FL 33614

NFSC FBO                               Class B Record Holder          9.61%                 0.03%
David Harris Family Trust
Acct #C6B-028223
5001 Collins Avenue, Apt 14A
Miami Beach, FL 33140

NFSC FBO                               Class B Record Holder         10.81%                 0.03%
Perry D Cohn
Acct #C6B-033200
2 Claridge Dr, Apt 3NE
Verona, NJ 07044

NFSC FBO                               Class B Record Holder          8.64%                 0.02%
Annette S Cohn
Acct #C6B-033456
2 Claridge Dr, Apt 3NE
Verona, NJ 07044

NFSC FBO                               Class B Record Holder          8.65%                 0.02%
Robert L Bergen
Acct #C6B-043621
27 Marie Major Dr
Alpine, NJ 07620

NFSC FBO                               Class B Record Holder          5.39%                 0.01%
Ave Koznesoff
Acct #C6B-043710
500 Three Islands Blvd, Apt 202
Hallandale, FL 33009

NFSC FBO                               Class B Record Holder          7.31%                 0.02%
Marilyn Gaba Revocable Trust
Acct #C6B-522597
15461 Pembridge Dr, Apt 107H
Delray Beach, FL 33484

NFSC FBO                               Class B Record Holder          9.75%                 0.03%
Stanley Lefkowitz IRA
Acct #C6B-209201
1401 Kensington Woods Dr
Lutz, FL 33549

                                                                % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
NAME AND ADDRESS                               CLASS              REORGANIZATION       REORGANIZATION        REORGANIZATION
----------------                               -----              --------------       --------------        --------------
Wexford Clearing Srvs Corp FBO         Class C Record Holder         18.60%                 0.02%
Tucker Anthony Inc FBO
Morton I Riefberg IRA
5 Pond Ridge Rd
Danbury, CT 06811

First Clearing Corp Cust FBO           Class C Record Holder         15.22%                 0.01%
Robert W Edwards IRA
20 Summit Avenue
Chelmsford, MA 01824

John W Voorhis Sr Rev Trust            Class C Record Holder         13.04%                 0.01%
20406 Skylark Dr
Sun City West, AZ 85375

William & Shirley Burton               Class C Record Holder          8.82%                 0.008%
10290 Jewell Rd
Gaines, MI 48436

NFSC FBO                               Class C Record Holder         29.44%                 0.03%
Hegeman Harris Co Inc
Arnold Kagan VP
4001 North Ocean Blvd, Penthouse 4B
Boca Raton, FL 33431

June Wilson Myers, Tod Michael         Class C Record Holder          7.99%                0.007%
Batche, Mark Batche & Steven Batche
635 Madrid Blvd
Punta Gorda, FL 33950

     As of December 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of ING Growth & Income Fund:

                                                               % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
NAME AND ADDRESS                               CLASS             REORGANIZATION       REORGANIZATION        REORGANIZATION
----------------                               -----             --------------       --------------        --------------
ING America Insurance Holdings Inc     Class A Record Holder         78.17%               66.44%
Investment Accounts
Attn: David S Pendergrass
5780 Powers Ferry Rd NW
Atlanta, GA 30327

State Street Bank & Trust Cust FBO     Class C Record Holder         7.56%                 0.33%
John M Murphy IRA
871 Shawmut Ct NW
Grand Rapids, MI 49504

State Street Bank & Trust Cust FBO     Class C Record Holder         7.97%                 0.35%
Robert R Wysocki IRA
741 Sligh Blvd NE
Grand Rapids, MI 49505

Dr Jonathon S Jahr &                   Class C Record Holder         9.94%                 0.44%
Dr JamieLynn M Hanam-Jahr JTWROS
4036 Crondall Dr
Sacramento, CA 95864

                                     PART B

                      PILGRIM GROWTH AND INCOME FUND, INC.

                       Statement of Additional Information
                               ________ ___, 2000


Acquisition of the Assets and Liabilities
of ING Growth & Income Fund                 By and in Exchange for Shares of
(a series of ING Funds Trust)               Pilgrim Growth and Income Fund, Inc.
1475 Dunwoody Drive                         7337 East Doubletree Ranch Road
West Chester, Pennsylvania 19380            Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of ING Growth & Income Fund in connection with a proposed transaction whereby all of the assets and liabilities of ING Growth & Income Fund, a series of ING Funds Trust, will be transferred to Pilgrim Growth and Income Fund, Inc., in exchange for shares of Pilgrim Growth and Income Fund, Inc.

This Statement of Additional Information of Pilgrim Growth and Income Fund, Inc. consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim Growth and Income Fund, Inc., dated July 31, 2000, as filed on July 26, 2000, and ING Funds Trust dated November 6, 2000, as filed on November 13, 2000.

2. The Financial Statements of Pilgrim Growth and Income Fund, Inc. (formerly the Lexington Growth and Income Fund) are included in the Annual Report of Lexington Growth and Income Fund, Inc. dated December 31, 1999, as filed on February 28, 2000.

3. The Financial Statements of Pilgrim Growth and Income Fund, Inc. are included in the Semi-Annual Report of Pilgrim Growth and Income Fund, Inc. dated June 30, 2000, as filed on August 31, 2000.

4. The Financial Statements of ING Growth & Income Fund are included in the Annual Report of ING Funds Trust dated October 31, 1999, as filed on December 29, 1999.

5. The Financial Statement of ING Growth & Income Fund are included in the Semi-Annual Report of ING Funds Trust dated April 30, 2000, as filed on July 7, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated ________ ___, 2000 relating to the reorganization of ING Growth & Income Fund may be obtained, without charge, by writing to ING Funds Trust 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

         Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the reorganization is consummated, as of June 30, 2000. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and pro forma figures for the combined Fund. The third table presents Portfolio of Investments (unaudited) for each Fund and pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2000 (UNAUDITED)


                                                           PILGRIM            ING
                                                          GROWTH AND        GROWTH &        PRO FORMA           PRO FORMA
                                                         INCOME FUND      INCOME FUND      ADJUSTMENTS           COMBINED
                                                        -------------    -------------    -------------       -------------
ASSETS:
Investments at value*                                   $ 243,914,924    $  45,450,465                        $ 289,365,389
Short-term securities                                       7,897,156          897,000                            8,794,156
Cash                                                           81,746            5,298                               87,044
Receivable for investment securities sold                          --          128,011                              128,011
Receivable for fund shares sold                               105,438           11,479                              116,917
Dividends and interest receivable                              59,421           40,418                               99,839
Other assets                                                       --           19,825                               19,825
Prepaid expenses                                                   --           14,735                               14,735
                                                        -------------    -------------    -------------       -------------
  Total Assets                                            252,058,685       46,567,231               --         298,625,916
                                                        -------------    -------------    -------------       -------------
LIABILITIES:
Due to affiliate                                              256,298               --                              256,298
Payable for investment securities purchased                        --          170,504                              170,504
Payable for fund shares redeemed                              159,380                3                              159,383
Accrued expenses                                              312,053           71,967                              384,020
                                                        -------------    -------------    -------------       -------------
  Total Liabilities                                           727,731          242,474               --             970,205
                                                        -------------    -------------    -------------       -------------
NET ASSETS                                              $ 251,330,954    $  46,324,757    $          --       $ 297,655,711
                                                        =============    =============    =============       =============
NET ASSETS CONSIST OF:
  Paid-in capital                                       $ 166,724,419    $  40,421,334                        $ 207,145,753
  Accumulated net investment loss                             (28,964)         (58,083)                             (87,047)
  Accumulated net realized gain (loss) on investments      21,853,727          (40,862)                          21,812,865
  Unrealized appreciation of investments                   62,781,772        6,002,368                           68,784,140
                                                        -------------    -------------    -------------       -------------
NET ASSETS                                              $ 251,330,954    $  46,324,757    $          --       $ 297,655,711
                                                        =============    =============    =============       =============
CLASS A:
  Net Assets                                            $ 251,330,954    $  40,156,748                        $ 291,487,702
  Shares outstanding                                       11,039,951        3,344,818       (1,581,237)(A)      12,803,532
  Net asset value and redemption price per share        $       22.77    $       12.01                        $       22.77
  Maximum offering price per share                      $       24.16    $       12.74                        $       24.16
CLASS B:
  Net Assets                                                      N/A    $   2,103,872    $   2,078,643 (B)   $   4,182,515
  Shares outstanding                                              N/A          176,985            6,700 (B)         183,685
  Net asset value and redemption price per share                  N/A    $       11.89                        $       22.77
  Maximum offering price per share                                N/A    $       11.89                        $       22.77
CLASS C:
  Net Assets                                                      N/A    $   1,985,494                        $   1,985,494
  Shares outstanding                                              N/A          166,745          (79,547)(A)          87,198
  Net asset value and redemption price per share                  N/A    $       11.91                        $       22.77
  Maximum offering price per share                                N/A    $       11.91                        $       22.77
CLASS X:
  Net Assets                                                      N/A    $   2,078,643    $  (2,078,643)(B)             N/A
  Shares outstanding                                              N/A          174,854         (174,854)(B)             N/A
  Net asset value and redemption price per share                  N/A    $       11.89                                  N/A
  Maximum offering price per share                                N/A    $       11.89                                  N/A

* Cost of Securities                                    $ 181,133,152    $  39,448,097                        $ 220,581,249

(A)  Reflects new shares issued, net of retired shares of the Fund.
(B)  Reflects the merging of Class X into Class B.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                PILGRIM          ING
                                               GROWTH AND      GROWTH &       PRO FORMA         PRO FORMA
                                              INCOME FUND     INCOME FUND    ADJUSTMENTS        COMBINED
                                              ------------   ------------   ------------      ------------
                                                  YEAR           YEAR           YEAR              YEAR
                                                  ENDED          ENDED          ENDED             ENDED
                                                 30-JUN         30-JUN         30-JUN            30-JUN
                                                  2000           2000           2000              2000
                                              ------------   ------------   ------------      ------------
INVESTMENT INCOME:
  Dividends                                   $  2,053,742   $    475,861                     $  2,529,603
  Interest                                         386,840         50,206                          437,046
                                              ------------   ------------   ------------      ------------
                                                 2,440,582        526,067                        2,966,649
  Less: foreign tax expense                         12,870             --                           12,870
                                              ------------   ------------   ------------      ------------
      Total investment income                    2,427,712        526,067                        2,953,779
                                              ------------   ------------   ------------      ------------
EXPENSES:
  Investment advisory fees                       1,521,967        305,364       (136,150)(A)     1,691,181
  Distribution expenses
    Class A                                         54,418        273,763       (265,642)(A)        62,539
    Class B                                                        14,027         16,052 (D)        30,079
    Class C                                                        12,020                           12,020
    Class X                                                        16,052        (16,052)(D)            --
  Transfer agent expenses                          233,424        153,002                          386,426
  Directors' fees                                  103,815            432        (93,434)(B)        10,813
  Professional fees                                 45,123         27,222        (13,611)(B)        58,734
  Shareholder reporting                             41,902         16,093                           57,995
  Accounting expenses                              173,030         50,079        (25,040)(B)       198,069
  Custodian expenses                                29,711         17,373                           47,084
  Registration fees                                 17,042         46,891        (23,446)(B)        40,487
  Computer processing fees                          24,686             --        (24,686)(C)            --
  Other expenses                                    52,499         11,435                           63,934
                                              ------------   ------------   ------------      ------------
    Total expenses                               2,297,617        943,753       (582,009)        2,659,361
    Less: expenses waived and reimbursed
      by manager and distributor                        --        383,507       (383,507)(A)            --
                                              ------------   ------------   ------------      ------------
    Net expenses                                 2,297,617        560,246       (198,502)        2,659,361
                                              ------------   ------------   ------------      ------------
    Net investment income (loss)                   130,095        (34,179)       198,502           294,418
                                              ------------   ------------   ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                 25,126,441       (254,032)                      24,872,409
  Net change in unrealized appreciation of:
    Investments                                    233,148      2,181,762                        2,414,910
                                              ------------   ------------   ------------      ------------
  Net gain from investments                     25,359,589      1,927,730             --        27,287,319
                                              ------------   ------------   ------------      ------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS               $ 25,489,684   $  1,893,551   $    198,502      $ 27,581,737
                                              ============   ============   ============      ============

(A)  Reflects adjustment in expenses due to effects of proposed contract rate.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.
(C)  Reflects adjustment to concur with Pilgrim expense structure.
(D)  Reflects merging of Class X into Class B.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
As of June 30, 2000
--------------------------------------------------------------------------------

  PILGRIM     ING                                                                          PILGRIM          ING
GROWTH AND   GROWTH &                                                                     GROWTH AND      GROWTH &
  INCOME     INCOME    PRO FORMA                                                            INCOME         INCOME       PRO FORMA
  SHARES     SHARES     SHARES                                                           MARKET VALUE   MARKET VALUE   MARKET VALUE
---------   --------  ----------                                                         ------------   ------------   ------------
                                   COMMON STOCK: 97.11%

                                   AUTO TRUCKS & PARTS: 1.32%
    79,000     8,800      87,800   Ford Motor Company                                    $  3,397,000   $    378,400   $  3,775,400
    10,344     1,152      11,496 @ Visteon Corporation                                        125,417         13,970        139,387
                                                                                         ------------   ------------   ------------
                                                                                            3,522,417        392,370      3,914,787
                                                                                         ------------   ------------   ------------
                                   BANKING: 5.11%
    93,000                93,000   BankAmerica Corporation                                  3,999,000                     3,999,000
              11,400      11,400   Chase Manhattan Corp                                                      525,113        525,113
              11,100      11,100   Mellon Financial Corp                                                     404,456        404,456
   230,000               230,000 @ The Kroger Company                                       5,074,375                     5,074,375
   108,200    26,400     134,600   Wells Fargo Company                                      4,192,750      1,023,000      5,215,750
                                                                                         ------------   ------------   ------------
                                                                                           13,266,125      1,952,569     15,218,694
                                                                                         ------------   ------------   ------------
                                   CAPITAL EQUIPMENT: 6.89%
    72,300                72,300   Ingersoll-Rand Company                                   2,910,075                     2,910,075
    54,000                54,000   Millipore Corporation                                    4,070,250                     4,070,250
              12,050      12,050   Oracle Corporation                                                      1,012,953      1,012,953
    94,400                94,400   Parker-Hannifin Corporation                              3,233,200                     3,233,200
    97,000                97,000 @ Sealed Air Corporation                                   5,080,375                     5,080,375
   180,000               180,000 @ Varco International                                      4,185,000                     4,185,000
                                                                                         ------------   ------------   ------------
                                                                                           19,478,900      1,012,953     20,491,853
                                                                                         ------------   ------------   ------------
                                   CHEMICALS: 1.30%
   107,700     9,000     116,700   Dow Chemical Company                                     3,251,194        271,688      3,522,882
               7,500       7,500   PPG Industries, Inc.                                                      332,344        332,344
                                                                                         ------------   ------------   ------------
                                                                                            3,251,194        604,032      3,855,226
                                                                                         ------------   ------------   ------------
                                   COMPUTERS: 4.49%
               9,600       9,600   Compaq Computer Corp.                                                     245,400        245,400
              12,500      12,500   Dell Computer Corp.                                                       616,406        616,406
               4,550       4,550   Hewlett-Packard Co                                                        568,181        568,181
    35,500     7,775      43,275   International Business Machines Corporation              3,889,469        851,848      4,741,317
    66,900    20,000      86,900 @ Microsoft Corporation                                    5,349,909      1,600,000      6,949,909
               2,250       2,250   Veritas Software Corp.                                                    254,285        254,285
                                                                                         ------------   ------------   ------------
                                                                                            9,239,378      4,136,120     13,375,498
                                                                                         ------------   ------------   ------------
                                   CONSUMER DURABLE GOODS: 3.12%
   109,800    12,500     122,300 @ EMC Corporation                                          8,447,737        827,078      9,274,815
                                                                                         ------------   ------------   ------------
                                   CONSUMER NONDURABLE GOODS: 6.41%
    69,500     5,100      74,600   Anheuser-Busch Companies, Inc                            5,190,781        380,906      5,571,687
    61,700                61,700   Colgate-Palmolive Company                                3,694,287                     3,694,287
    50,700                50,700   Johnson and Johnson                                      5,165,062                     5,165,062
   120,000               120,000 @ The Walt Disney Company                                  4,657,500                     4,657,500
                                                                                         ------------   ------------   ------------
                                                                                           18,707,630        380,906     19,088,536
                                                                                         ------------   ------------   ------------
                                   ELECTRICAL & ELECTRONICS: 16.91%
               8,400       8,400   AES Corp.                                                                 383,250        383,250
               1,830       1,830   Agilent Technologies Inc.                                                 134,963        134,963
    66,000                66,000 @ Analog Devices, Inc.                                     5,016,000                     5,016,000
   111,300    27,900     139,200 @ Cisco Systems, Inc.                                      7,071,028      1,773,394      8,844,422
                   1           1   Energizer Holdings Inc                                                         18             18
   328,100               328,100 @ J.D. Edwards & Company                                   4,931,753                     4,931,753
   143,400               143,400   Motorola, Inc                                            4,167,562                     4,167,562
    86,500                86,500 @ Network Appliance, Inc.                                  6,960,547                     6,960,547
    80,600                80,600   Oracle Corporation                                       6,772,919                     6,772,919
   126,000     7,450     133,450 @ Solectron Corporation                                    5,276,250        311,969      5,588,219
    71,000     7,925      78,925 @ Sun Microsystems, Inc.                                   6,458,781        720,680      7,179,461
              12,000      12,000   TXU Corporation                                                           354,000        354,000
                                                                                         ------------   ------------   ------------
                                                                                           46,654,840      3,678,274     50,333,114
                                                                                         ------------   ------------   ------------
                                   ENERGY SOURCES: 6.02%
   110,400               110,400   Enron Corporation                                        7,120,800                     7,120,800
   199,900               199,900 @ R&B Falcon Corporation                                   4,710,144                     4,710,144
    81,700                81,700   Schlumberger, Ltd                                        6,096,862                     6,096,862
                                                                                         ------------   ------------   ------------
                                                                                           17,927,806             --     17,927,806
                                                                                         ------------   ------------   ------------
                                   FERROUS METALS: 1.49%
   143,000               143,000   Alcan Aluminium, Ltd                                     4,433,000                     4,433,000
                                                                                         ------------   ------------   ------------
                                   FINANCIAL SERVICES: 8.55%
              10,700      10,700   AXA Financial Inc.                                                        363,800        363,800
    78,500    16,000      94,500   Citigroup, Inc                                           4,729,625        964,000      5,693,625
               5,700       5,700   Fannie Mae                                                                297,469        297,469
    91,200                91,200   Federal National Mortgage Association                    4,759,500                     4,759,500
    97,800                97,800   Golden West Financial Corporation                        3,991,462                     3,991,462
              17,600      17,600   MBNA Corp.                                                                477,400        477,400
    68,000     6,000      74,000   Morgan Stanley Dean Witter and Company                   5,661,000        499,500      6,160,500
    50,000                50,000   The Progress Corporation                                 3,700,000                     3,700,000
                                                                                         ------------   ------------   ------------
                                                                                           22,841,587      2,602,169     25,443,756
                                                                                         ------------   ------------   ------------
                                   FOOD, BEVERAGE & TOBACCO: 0.65%
               5,400       5,400   Bestfoods                                                                 373,950        373,950
              19,500      19,500   Pepsico Inc.                                                              866,531        866,531
              14,500      14,500   Philip Morris Companies Inc.                                              385,156        385,156
              15,000      15,000   Ralston Purina Group                                                      299,062        299,062
                                                                                         ------------   ------------   ------------
                                                                                                   --      1,924,699      1,924,699
                                                                                         ------------   ------------   ------------

  PILGRIM     ING                                                                          PILGRIM          ING
GROWTH AND   GROWTH &                                                                     GROWTH AND      GROWTH &
  INCOME     INCOME    PRO FORMA                                                            INCOME         INCOME       PRO FORMA
  SHARES     SHARES     SHARES                                                           MARKET VALUE   MARKET VALUE   MARKET VALUE
---------   --------  ----------                                                         ------------   ------------   ------------
                                   HEALTH & PERSONAL CARE: 5.87%
   109,500               109,500   Abbott Laboratories                                      4,879,594                     4,879,594
    65,200                65,200 @ Amgen, Inc.                                              4,582,338                     4,582,338
   154,000               154,000   Medtronic, Inc                                           7,671,125                     7,671,125
               6,000       6,000   Procter & Gamble Co                                                       343,500        343,500
                                                                                         ------------   ------------   ------------
                                                                                           17,133,057        343,500     17,476,557
                                                                                         ------------   ------------   ------------
                                   HEALTHCARE - PRODUCTS & SERVICES: 0.25%
               6,500       6,500   Baxter International Inc.                                                 457,031        457,031
              10,500      10,500   Tenet Healthcare Corporation                                              283,500        283,500
                                                                                         ------------   ------------   ------------
                                                                                                   --        740,531        740,531
                                                                                         ------------   ------------   ------------
                                   INSURANCE: 0.43%
               4,500       4,500   American International Group                                              528,750        528,750
              16,000      16,000   John Hancock Financial Svcs                                               379,000        379,000
               6,700       6,700   Hartford Financial Services                                               374,781        374,781
                                                                                         ------------   ------------   ------------
                                                                                                   --      1,282,531      1,282,531
                                                                                         ------------   ------------   ------------
                                   MANUFACTURING - MISCELLANEOUS: 1.05%
              40,200      40,200   General Electric Company                                                2,130,600      2,130,600
              12,300      12,300   Honeywell International Inc                                               414,356        414,356
              12,100      12,100   Tyco International Ltd                                                    573,237        573,237
                                                                                         ------------   ------------   ------------
                                                                                                   --      3,118,193      3,118,193
                                                                                         ------------   ------------   ------------
                                   MATERIALS: 1.37%
    94,900                94,900   Martin Marietta Materials, Inc                           3,837,519                     3,837,519
               4,200       4,200   Southdown, Inc.                                                           242,550        242,550
                                                                                         ------------   ------------   ------------
                                                                                            3,837,519        242,550      4,080,069
                                                                                         ------------   ------------   ------------
                                   MERCHANDISING: 4.37%
              14,000      14,000   CVS Corp.                                                                 560,000        560,000
               7,700       7,700   Circuit City Stores-Circuit                                               255,544        255,544
   149,400     9,100     158,500 @ Costco Companies, Inc.                                   4,934,869        300,300      5,235,169
   105,050    11,150     116,200   The Home Depot, Inc                                      5,245,934        556,803      5,802,737
              20,100      20,100   Wal-Mart Stores Inc.                                                    1,158,262      1,158,262
                                                                                         ------------   ------------   ------------
                                                                                           10,180,803      2,830,909     13,011,712
                                                                                         ------------   ------------   ------------
                                   OIL & GAS - PRODUCERS & SERVICES: 0.74%
               1,000       1,000   Burlington Resources Inc.                                                  38,250         38,250
               6,800       6,800   Chevron Corporation                                                       576,725        576,725
              14,700      14,700   Exxon Mobil Corp.                                                       1,153,950      1,153,950
               9,000       9,000   Halliburton Co                                                            424,688        424,688
                                                                                         ------------   ------------   ------------
                                                                                                   --      2,193,613      2,193,613
                                                                                         ------------   ------------   ------------
                                   SEMICONDUCTORS: 1.00%
               5,450       5,450   Applied Materials Inc.                                                    493,906        493,906
              14,000      14,000   Intel Corp                                                              1,871,625      1,871,625
               8,950       8,950   Texas Instruments Inc.                                                    614,753        614,753
                                                                                         ------------   ------------   ------------
                                                                                                   --      2,980,284      2,980,284
                                                                                         ------------   ------------   ------------
                                   SERVICES: 4.87%
              11,000      11,000   America Online Inc.                                                       580,250        580,250
   173,600               173,600 @ AT & T Corporation--Liberty Media Group "A"              4,209,800                     4,209,800
               4,600       4,600   Gannett Co. Inc.                                                          275,138        275,138
    23,400                23,400 @ Internet Capital Group, Inc.                               864,338                       864,338
               4,400       4,400   McGraw-Hill Companies Inc.                                                237,600        237,600
              10,000      10,000   Time Warner Inc                                                           760,000        760,000
    93,310    13,020     106,330 @ Viacom, Inc. Class "B"                                   6,362,576        887,801      7,250,377
               2,600       2,600   Yahoo Inc                                                                 322,075        322,075
                                                                                         ------------   ------------   ------------
                                                                                           11,436,714      3,062,864     14,499,578
                                                                                         ------------   ------------   ------------
                                   PHARMACEUTICALS: 1.57%
              10,500      10,500   American Home Products Corp.                                              616,875        616,875
               8,300       8,300   Bristol-Myers Squibb Co.                                                  483,475        483,475
               8,000       8,000   Eli Lilly & Co.                                                           799,000        799,000
               6,000       6,000   Medimmune Inc.                                                            444,000        444,000
              14,300      14,300   Merck & Co., Inc.                                                       1,095,737      1,095,737
              25,475      25,475   Pfizer Inc                                                              1,222,800      1,222,800
                                                                                         ------------   ------------   ------------
                                                                                                   --      4,661,887      4,661,887
                                                                                         ------------   ------------   ------------
                                   PIPELINES: 0.17%
               9,700       9,700   EL Paso Energy Corporation                                                494,094        494,094
                                                                                         ------------   ------------   ------------
                                   TELECOMMUNICATIONS: 11.66%
               9,900       9,900   AT&T Corp.                                                                313,088        313,088
               6,000       6,000   AT&T Wireless Group                                                       167,250        167,250
              12,400      12,400   Bellsouth Corporation                                                     528,550        528,550
               1,800       1,800   CIENA Corporation                                                         300,038        300,038
   114,000               114,000 @ Comcast Corporation                                      4,620,563                     4,620,563
    35,000     1,900      36,900   Corning, Inc                                             9,445,625        512,763      9,958,388
              12,000      12,000   Global Crossing Ltd                                                       315,750        315,750
              14,250      14,250   Lucent Technologies Inc.                                                  844,313        844,313
    65,350                65,350   Marsh & McLennan Companies, Inc                          6,824,991                     6,824,991
              18,600      18,600   Motorola Inc.                                                             540,562        540,562
    85,200                85,200 @ Nextel Communications, Inc.                              5,210,513                     5,210,513
               3,800       3,800   Qualcomm Inc.                                                             228,000        228,000
              20,900      20,900   SBC Communications Inc                                                    903,925        903,925
    64,400    14,000      78,400   Sprint Corporation                                       3,284,400        714,000      3,998,400
                                                                                         ------------   ------------   ------------
                                                                                           29,386,092      5,368,239     34,754,331
                                                                                         ------------   ------------   ------------
                                   TRANSPORTATION: 0.10%
              13,100      13,100   Burlington Northern Santa Fe Corp.                                        300,481        300,481
                                                                                         ------------   ------------   ------------
                                   UTILITIES: 1.40%
    91,400                91,400 @ The AES Corporation                                      4,170,125                     4,170,125
                                                                                         ------------   ------------   ------------

  PILGRIM     ING                                                                          PILGRIM          ING
GROWTH AND   GROWTH &                                                                     GROWTH AND      GROWTH &
  INCOME     INCOME    PRO FORMA                                                            INCOME         INCOME       PRO FORMA
  SHARES     SHARES     SHARES                                                           MARKET VALUE   MARKET VALUE   MARKET VALUE
---------   --------  ----------                                                         ------------   ------------   ------------
                                   TOTAL COMMON STOCKS (COST: $181,133,152,
                                     $39,187,604, $220,320,756)                           243,914,924     45,130,846    289,045,770
                                                                                         ------------   ------------   ------------
                                   UNIT INVESTMENT TRUST: 0.11%
               2,200       2,200   Standard and Poor's 500 Depository Receipts                               319,619        319,619
                                                                                         ------------   ------------   ------------
                                   TOTAL UNIT INVESTMENT TRUST:                                    --        319,619        319,619
                                     (COST: $0, $260,493, $260,493)
                                                                                         ------------   ------------   ------------
                                   TOTAL LONG-TERM INVESTMENTS (COST: $181,133,152,
                                      $39,448,097, $220,581,249)                          243,914,924     45,450,465    289,365,389
                                                                                         ------------   ------------   ------------
        Principal Amount           SHORT-TERM INVESTMENT: 2.95%
--------------------------------   GOVERNMENT AGENCY OBLIGATION: 2.65%

$7,900,000            $7,900,000   Federal Home Loan Bank, 6.48%, due 07/03/00              7,897,156                     7,897,156

                                   REPURCHASE AGREEMENT: 0.30%
            $897,000     897,000   State Street Repurchase Agreement, 6.43%,
                                     due 07/03/00                                                            897,000        897,000
                                                                                         ------------   ------------   ------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                     (COST: $7,897,156, $897,000, $8,794,156)               7,897,156        897,000      8,794,156
                                                                                         ------------   ------------   ------------
                                   TOTAL INVESTMENTS (COST: $189,030,308,
                                      $40,345,097, $229,375,405)                100.17%   251,812,080     46,347,465    298,159,545
                                   LIABILITIES IN EXCESS OF OTHER ASSETS:        -0.17%      (481,126)       (22,708)      (503,834)
                                                                                ------   ------------   ------------   ------------
                                   TOTAL NET ASSETS                             100.00%  $251,330,954   $ 46,324,757   $297,655,711
                                                                                ======   ============   ============   ============

@ Non-income producing security.

                 See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
As of June 30, 2000
--------------------------------------------------------------------------------


NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


Note 1 - Basis of Combination:

     On November 2, 2000, the Board of Pilgrim Growth & Income Fund and on November 16, 2000 the Board of ING Growth & Income Fund, approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of ING Growth & Income Fund, Pilgrim Growth & Income Fund will acquire all the assets of ING Growth & Income Fund subject to the liabilities of such Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Pilgrim Growth and Income Fund (the "Merger").

     The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2000. The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities reflect the financial position of Pilgrim Growth and Income Fund and ING Growth & Income Fund at June 30, 2000. The unaudited pro forma statement of operations reflects the results of operations of Pilgrim Growth and Income Fund and ING Growth & Income Fund for the year ended June 30, 2000. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Pilgrim Growth and Income Fund and ING Growth & Income Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Pilgrim Growth and Income Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

Note 2 - Security Valuation:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

Note 3 - Capital Shares:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of ING Growth & Income Fund by Pilgrim Growth & Income Fund as of June 30, 2000. The number of additional shares issued was calculated by dividing the net asset value of each Class of ING Growth & Income Fund by the respective Class net asset value per share of Pilgrim Growth & Income Fund.

Note 4 - Unaudited Pro Forma Adjustments:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2000. ING Growth & Income Fund expenses were adjusted assuming Pilgrim Growth and Income Fund's fee structure was in effect for the year ended June 30, 2000.

Note 5 - Merger Costs:

     Merger costs are estimated at approximately $125,000 and are not included in the unaudited pro forma statement of operations since these costs are not reccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

Note 6 - Federal Income Taxes:

      It is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

      The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article Sixth of the Articles of Incorporation provides the following:

     (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

     (2) The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law.

     (3) No provision of the Article Sixth of the Amended and Restated Articles of Incorporation shall be effective (i) to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article Eighth of the Amended and Restated Bylaws provides the following:

     1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the law. The corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

     2. ADVANCES. Any current or former director or officer of the corporation seeking indemnification within the scope of this Article shall be entitled to advances from the corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the General Corporation Law. The person seeking indemnification shall provide to the corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the corporation for his undertaking; (b) the corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the corporation who are neither "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

     4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940, as amended.

     5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested non-party directors or otherwise.

     6. AMENDMENTS. References in this Article are to the General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of the by-laws shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) (a) Form of Articles of Incorporation - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Articles Supplementary Designating Classes A, B, C & Q - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(2) Form of Bylaws - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

(3)       Not Applicable

(4) Form of Agreement and Plan of Reorganization between Pilgrim Growth and Income Fund, Inc. on behalf of Pilgrim Growth and Income Fund and ING Funds Trust on behalf of ING Growth & Income Fund.

(5)       Not Applicable

(6) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc.

(7)       Form of Underwriting Agreement between Registrant and Pilgrim
          Securities, Inc.

(8)       Not Applicable

(9) Form of Custodian Agreement between Registrant and State Street Bank & Trust Company - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(10) (a) Form of Service and Distribution Plan for Class A Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Service and Distribution Plan for Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (c) Form of Service and Distribution Plan for Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (d) Form of Shareholder Service Plan for Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(11)      Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(13) (a) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(14)      Consents of Independent Auditors

(15)      Not Applicable

(16)      Powers of Attorney

(17)      Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 19th day of December, 2000.

                                PILGRIM GROWTH AND INCOME FUND, INC.


                                By: /s/ James M. Hennessy
                                    -------------------------------------------
                                    James M. Hennessy
                                    Senior Executive Vice President & Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                         TITLE                          DATE
       ---------                         -----                          ----

/s/ John G. Turner              Director and Chairman          December 19, 2000
----------------------------
John G. Turner*


/s/ Robert W. Stallings         Director and President         December 19, 2000
----------------------------    (Chief Executive Officer)
Robert W. Stallings*


/s/ Al Burton                   Director                       December 19, 2000
----------------------------
Al Burton*


/s/ Paul S. Doherty             Director                       December 19, 2000
----------------------------
Paul S. Doherty*


/s/ Robert B. Goode             Director                       December 19, 2000
----------------------------
Robert B. Goode*


/s/ Alan L. Gosule              Director                       December 19, 2000
----------------------------
Alan L. Gosule*


/s/ Walter H. May               Director                       December 19, 2000
----------------------------
Walter H. May*

/s/ Jock Patton                 Director                       December 19, 2000
----------------------------
Jock Patton*


/s/ David W.C. Putnam           Director                       December 19, 2000
----------------------------
David W.C. Putnam*


/s/ John R. Smith               Director                       December 19, 2000
----------------------------
John R. Smith*


/s/ David W. Wallace            Director                       December 19, 2000
----------------------------
David W. Wallace*


/s/ Michael J. Roland           Senior Vice President and      December 19, 2000
----------------------------    Principal Financial Officer
Michael J. Roland*



* By: /s/ James M. Hennessy
     -----------------------------
     James M. Hennessy
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Growth and Income Fund, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  November 10, 2000


/s/ John G. Turner                              /s/ Alan L. Gosule
--------------------------------                --------------------------------
John G. Turner                                  Alan L. Gosule


/s/ Robert W. Stallings                         /s/ Walter H. May
--------------------------------                --------------------------------
Robert W. Stallings                             Walter H. May


/s/ Al Burton                                   /s/ Jock Patton
--------------------------------                --------------------------------
Al Burton                                       Jock Patton


/s/ Paul S. Doherty                             /s/ David W.C. Putnam
--------------------------------                --------------------------------
Paul S. Doherty                                 David W.C. Putnam


/s/ Robert B. Goode, Jr.                        /s/ John R. Smith
--------------------------------                --------------------------------
Robert B. Goode, Jr.                            John R. Smith


/s/ David W. Wallace
--------------------------------
David W. Wallace

                                POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Growth and Income Fund, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  November 14, 2000

                                              /s/ Michael J. Roland
                                              --------------------------------
                                              Michael J. Roland

                                  EXHIBIT INDEX


(4) Form of Agreement and Plan of Reorganization between Pilgrim Growth and Income Fund, Inc. on behalf of Pilgrim Growth and Income Fund and ING Funds Trust on behalf of ING Growth & Income Fund.


(6) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc.

(7)  Form of Underwriting Agreement between Registrant and Pilgrim Securities,
     Inc.

(11) Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(14) Consents of Independent Auditors

                            ING GROWTH & INCOME FUND
                          (a series of ING Funds Trust)

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES


The undersigned hereby appoint(s) [________________] and [________________] or any one or more of them, proxies, with full power of substitution, to vote all shares of the ING Growth & Income Fund (the "Fund") (a series of ING Funds Trust) which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Class A, Class B and Class C shares of ING Growth & Income Fund by Pilgrim Growth and Income Fund, Inc.in exchange for Class A, Class B and Class C shares of common stock of Pilgrim Growth and Income Fund, Inc., respectively, and the assumption by Pilgrim Growth and Income Fund, Inc. of all of the liabilities of ING Growth & Income Fund.

For [ ]                          Against [ ]                         Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


_______________________________                  _______________________________
Signature                                        Date

_______________________________                  _______________________________
Signature (if held jointly)                      Date